Guarantees and product warranty (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in Standard Product Warranty Accrual
Warranty liability, beginning balance	$ 1,477	$ 1,308	$ 1,035
Reduction in liability (payments)	(938)	(920)	(926)
Increase in liability (new warranties)	828	1,089	1,199
Warranty liability, ending balance	$ 1,367	$ 1,477	$ 1,308